Commitments - Non Cancellable Operating Leases Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	€ 108	€ 105
Less than 1 year [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	19	17
Between 1 and 5 years [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	49	40
More than 5 years [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	€ 40	€ 48